SSGA Active Trust

One Iron Street

Boston, MA 02210

October 31, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SSGA Active Trust (“Registrant”)

File Nos.: 333-173276 and 811-22542

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the four Prospectuses and the Statements of Additional Information for the above-referenced Registrant, except the Statement of Additional Information for the SPDR Blackstone / GSO Senior Loan ETF, do not differ from the Prospectuses and the Statements of Additional Information contained in Post-Effective Amendment No. 148 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2019 with a designated effective date of October 31, 2019 (Accession No. 0001193125-19-276062).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-3920.

Sincerely,

/s/ Andrew DeLorme
Andrew DeLorme
Secretary

cc:	W. John McGuire, Esq.